Note 10 - Grants and Collaboration Revenue (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer, Including Assessed Tax	$ 81,526	$ 110,417	$ 385,501	$ 1,823,658
Unused Grant Funds			81,526
NIH Grants [Member]
Revenue from Contract with Customer, Including Assessed Tax			$ 385,501	1,438,465
Research Agreements [Member]
Revenue from Contract with Customer, Including Assessed Tax				$ 385,193